Main items related to operating activities - Cash flow from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detail of interest, taxes and dividends
Interests paid	$ (1,305)	$ (1,028)	$ (862)
Interests received	82	90	113
Income tax paid	(4,013)	(2,892)	(4,937)
Dividends received	2,219	1,702	2,309
Detail of changes in working capital
Inventories	(476)	(2,475)	888
Accounts receivable	(1,897)	(1,916)	4,153
Other current assets	1,274	185	(726)
Accounts payable	2,339	2,546	(2,235)
Other creditors and accrued liabilities	(413)	541	(397)
Net amount, Decrease (Increase)	827	(1,119)	1,683
Detail of changes in provisions and deferred taxes
Accruals	3	382	336
Deferred taxes	(387)	(1,941)	(2,899)
Total	$ (384)	$ (1,559)	$ (2,563)